UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08966

Legg Mason Growth Trust, Inc.

Name of Fund:

100 Light Street

Baltimore, MD 21202

Fund Address:

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

Name and address of agent for service:

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: December 31,

Date of reporting period: March 31, 2009

Item 1 – Schedule of Investments

Quarterly Report to Shareholders	1

Portfolio of Investments

Legg Mason Growth Trust, Inc.

March 31, 2009 (Unaudited)

	Shares/Par	Value
Common Stocks and Equity Interests — 99.3%
Consumer Discretionary — 10.1%
Hotels, Restaurants and Leisure — 3.7%
International Game Technology	475,000	$4,379,500
Yum! Brands Inc.	250,000	6,870,000

		11,249,500

Internet and Catalog Retail — 3.7%
Amazon.com Inc.	150,000	11,016,000	A

Textiles, Apparel and Luxury Goods — 2.7%
NIKE Inc.	175,000	8,205,750

Consumer Staples — 10.3%
Beverages — 4.1%
PepsiCo Inc.	240,000	12,355,200

Food and Staples Retailing — 6.2%
Costco Wholesale Corp.	150,000	6,948,000
CVS Caremark Corp.	430,000	11,820,700

		18,768,700

Energy — 9.3%
Energy Equipment and Services — 6.2%
Halliburton Co.	550,000	8,508,500
Transocean Ltd.	175,000	10,297,000	A

		18,805,500

Oil, Gas and Consumable Fuels — 3.1%
XTO Energy Inc.	300,000	9,186,000

Financials — 6.6%
Commercial Banks — 1.9%
Wells Fargo & Co.	400,000	5,696,000

Consumer Finance — 2.3%
American Express Co.	500,000	6,815,000

Diversified Financial Services — 1.8%
NYSE Euronext	300,000	5,370,000

Insurance — 0.6%
Aflac Inc.	100,000	1,936,000

Health Care — 12.4%
Health Care Equipment and Supplies — 5.2%
Medtronic Inc.	270,000	7,956,900
Zimmer Holdings Inc.	210,000	7,665,000	A

		15,621,900

Health Care Providers and Services — 3.2%
Aetna Inc.	400,000	9,732,000

Pharmaceuticals — 4.0%
Allergan Inc.	250,000	11,940,000

	Shares/Par	Value
Industrials — 15.6%
Aerospace and Defense — 2.4%
The Boeing Co.	200,000	$7,116,000

Air Freight and Logistics — 3.0%
United Parcel Service Inc.	185,000	9,105,700

Construction and Engineering — 7.4%
Foster Wheeler AG	275,000	4,804,250	A
Quanta Services Inc.	400,000	8,580,000	A
The Shaw Group Inc.	325,000	8,908,250	A

		22,292,500

Machinery — 2.8%
Caterpillar Inc.	300,000	8,388,000

Information Technology — 32.2%
Communications Equipment — 11.0%
Cisco Systems Inc.	750,000	12,577,500	A
Nokia Oyj—ADR	800,000	9,336,000
QUALCOMM Inc.	290,000	11,283,900

		33,197,400

Computers and Peripherals — 7.1%
Apple Inc.	85,000	8,935,200	A
EMC Corp.	1,100,000	12,540,000	A

		21,475,200

Internet Software and Services — 6.9%
Google Inc.	30,000	10,441,800	A
Yahoo! Inc.	800,000	10,248,000	A

		20,689,800

IT Services — 2.6%
Paychex Inc.	300,000	7,701,000

Software — 4.6%
Microsoft Corp.	750,000	13,777,500

Materials — 2.8%
Chemicals — 2.8%
Monsanto Co.	100,000	8,310,000

Total Common Stocks and Equity Interests (Cost — $344,212,519)		298,750,650
Repurchase Agreements — 1.4%
Goldman Sachs Group Inc. 0.10%, dated 3/31/09, to be repurchased at $2,066,490 on 4/1/09 (Collateral: $1,920,000 Federal Home Loan Bank bond, 4.750% due 12/16/16, value $2,121,512)	$2,066,484	2,066,484
JPMorgan Chase and Co. 0.12% dated 3/31/09, to be repurchased at $2,066,491 on 4/1/09 (Collateral: $2,115,000 Fannie Mae notes, 5.500% due 3/28/19, value $2,115,821)	2,066,484	2,066,484

Total Repurchase Agreements (Cost — $4,132,968)		4,132,968

Total Investments — 100.7% (Cost — $348,345,487)B	302,883,618
Other Assets Less Liabilities — (0.7)%	(2,088,250)

Net Assets — 100.0%	$300,795,368

A	Non-income producing.
B	Aggregate cost for federal income tax purposes is substantially the same as book cost. At March 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$29,771,257
Gross unrealized depreciation	(75,233,126)

Net unrealized depreciation	$(45,461,869)

ADR — American Depository Receipt

Net Asset Value Per Share:

Class C	$12.11

Institutional Class	$12.82

Financial Intermediary	$12.62

Class R	$12.53

Class A	$12.12

Investment Valuation

The Fund’s securities are valued under policies approved by and under the general oversight of the Board of Directors. Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	March 31, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments in securities	$302,883,618	$298,750,650	$4,132,968	-

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

As of March 31, 2009, the Fund did not hold any derivative instruments.

Recent Accounting Pronouncement

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and (2) that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Growth Trust, Inc.

By:	/s/ David R. Odenath

David R. Odenath

President, Legg Mason Growth Trust, Inc.

Date: May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David R. Odenath

David R. Odenath

President, Legg Mason Growth Trust, Inc.

Date: May 28, 2009

By:	/s/ Kaprel Ozsolak

Kaprel Ozsolak

Vice President and Chief Financial Officer, Legg Mason Growth Trust, Inc.

Date: May 28, 2009